UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.   -  1034
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     May 15, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $119,783 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 NOTE  4.750% 2/0 023135af3       19    20000 PRN      SOLE                    20000        0        0
AMERICAN FINL RLTY TR          COM              02607P305     1055    90541 SH       SOLE                    90541        0        0
AMERICAN FINL RLTY TR          NOTE  4.375% 7/1 02607PAB3       20    22000 PRN      SOLE                    22000        0        0
APOLLO INVT CORP               COM              03761U106     2334   131069 SH       SOLE                   131069        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2371    52054 SH       SOLE                    52054        0        0
BEBE STORES INC                COM              075571109      632    34311 SH       SOLE                    34311        0        0
CAPITALSOURCE INC              DBCV  3.500% 7/1 14055XAD4       21    20000 PRN      SOLE                    20000        0        0
CIENA CORP                     NOTE  3.750% 2/0 171779AA9    19163 20093000 PRN      SOLE                 20093000        0        0
CITIGROUP INC                  COM              172967101      214     4520 SH       SOLE                     4520        0        0
COHEN & STEERS INC             COM              19247A100     4618   188480 SH       SOLE                   188480        0        0
D R HORTON INC                 COM              23331A109     1995    60066 SH       SOLE                    60066        0        0
ELECTRONIC DATA SYS NEW        NOTE  3.875% 7/1 285661AF1       21    20000 PRN      SOLE                    20000        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     1643    95572 SH       SOLE                    95572        0        0
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108     1332   142034 SH       SOLE                   142034        0        0
GENERAL DYNAMICS CORP          COM              369550108      229     3586 SH       SOLE                     3586        0        0
GENERAL ELECTRIC CO            COM              369604103      252     7205 SH       SOLE                     7205        0        0
GLADSTONE COML CORP            COM              376536108     2023    99884 SH       SOLE                    99884        0        0
GLADSTONE INVT CORP            COM              376546107      658    43546 SH       SOLE                    43546        0        0
HEWLETT PACKARD CO             NOTE        10/1 428236ac7       33    55000 PRN      SOLE                    55000        0        0
HOME DEPOT INC                 COM              437076102     1763    41674 SH       SOLE                    41674        0        0
MAGNA ENTMT CORP               NOTE  7.250%12/1 559211AC1    17452 17767000 PRN      SOLE                 17767000        0        0
MCG CAPITAL CORP               COM              58047P107     2143   151890 SH       SOLE                   151890        0        0
MICROSOFT CORP                 COM              594918104      368    13342 SH       SOLE                    13342        0        0
OVERSTOCK COM INC DEL          NOTE  3.750%12/0 690370ab7      184   250000 PRN      SOLE                   250000        0        0
PFIZER INC                     COM              717081103     2513   100861 SH       SOLE                   100861        0        0
PITNEY BOWES INC               COM              724479100      215     5000 SH       SOLE                     5000        0        0
PMC COML TR                    SH BEN INT       693434102     1051    77025 SH       SOLE                    77025        0        0
QUANTA SVCS INC                NOTE  4.000% 7/0 74762eaa0       29    30000 PRN      SOLE                    30000        0        0
SAFEGUARD SCIENTIFICS INC      DBCV  2.625% 3/1 786449AG3    25586 32908000 PRN      SOLE                 32908000        0        0
SPACEHAB INC                   NOTE  5.500%10/1 846243AD5    24278 29868000 PRN      SOLE                 29868000        0        0
SPACEHAB INC                   NOTE  8.000%10/1 846243ac7       76    93000 PRN      SOLE                    93000        0        0
TECHNOLOGY INVT CAP CORP       COM              878717305     3525   242465 SH       SOLE                   242465        0        0
TEMPUR PEDIC INTL INC          COM              88023U101     1358    96000 SH       SOLE                    96000        0        0
U STORE IT TR                  COM              91274F104      609    30239 SH       SOLE                    30239        0        0